Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Disclosure of contractual maturities of financial liabilities [Table Text Block]
	December 31, 2025
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$38,819	$38,819	$-	$-	$-
Credit facility	7,600	7,200	400	-	-
Interest on credit facility	357	357	-	-	-
Term loan facility	53,191	2,394	18,218	32,579	-
Interest and fees on term loan facility	19,813	5,843	9,960	4,010	-
Royalty payable	2,753	2,753	-	-	-
Metals contract liability	41,026	21,308	19,718	-	-
Silver contract liability	37,521	13,325	24,196	-	-
Projected pension contributions	7,159	1,286	2,179	2,400	1,294
Decommissioning provision	15,966	-	-	-	15,966
Other long-term liabilities	2,446	-	1,570	289	587
	$226,651	$93,285	$76,241	$39,278	$17,847

Disclosure of lease liabilities included in trade and other payables and other long-term liabilities [Table Text Block]
	December 31, 2025
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$1,657	$1,657	$-	$-	$-
Other long-term liabilities	1,859	-	1,570	289	-
	$3,516	$1,657	$1,570	$289	$-

Disclosure of lease liabilities [Table Text Block]
	Year	Year
	ended	ended
	December 31,	December 31,
	2025	2024

Lease liabilities, beginning of year	$1,655	$1,436
Additions	2,922	823
Lease principal payments	(1,021)	(608)
Lease interest payments	(229)	(71)
Accretion on lease liabilities	189	75
Lease liabilities, end of year	$3,516	$1,655

Disclosure of financial instruments that may impact net loss due to currency fluctuations [Table Text Block]
	As at December 31, 2025
	CAD	MXN

Cash and cash equivalents	$1,880	$975
Trade and other receivables	973	2,609
Trade and other payables	6,403	13,010

Disclosure of sensitivity of company’s net loss and comprehensive loss due to changes in the exchange rates [Table Text Block]
	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$3,354	$4,651
Other comprehensive loss	247	(150)

Disclosure of level 3 unobservable Inputs [Table Text Block]
	December 31,		December 31,
	2025		2024

Level 2
Trade and other receivables	$8,856		$7,132
Derivative instruments - assets	4,773	##	-
Derivative instruments - liabilities	-		709

Level 3
Metals contract liability	41,026		35,804
Silver contract liability	37,521		14,568
Royalty payable	2,753		2,762

Amortized cost
Cash and cash equivalents	129,783		20,002
Restricted cash	4,716		4,527
Pre-payment facility	-		2,000
Credit facility	7,440		9,490
Term loan facility	48,230		-
Convertible debenture	-		10,849